FPA Capital Fund, Inc.
FPA Capital Fund, Inc.
Investment Objective.
The Fund's primary investment objective is long-term growth of capital.
Current income is a secondary consideration.
Fees and Expenses of the Fund.

Shares of the Fund are presently offered for sale only to existing shareholders and to directors, officers and employees of the Fund, the Adviser, and affiliated companies, and their immediate relatives, and certain categories of shareholders. See the Section titled, "Discontinuance of Sales to New Investors" for a complete description of Adviser affiliates and certain categories of shareholders eligible to purchase shares of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	FPA Capital Fund, Inc.
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original sales price or redemption proceeds, as applicable)	none
Redemption Fee (as a percentage of amount redeemed)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	FPA Capital Fund, Inc.
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.18%
Other Expenses	0.08%
Financial Services	0.10%
Total Annual Fund Operating Expenses	0.83%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	FPA Capital Fund, Inc.
One year	85
Three years	265
Five years	460
Ten years	1,025

Portfolio Turnover.

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies.

The Fund's Adviser favors investments in common stocks that it believes are undervalued based on valuation criteria. The Adviser deems the following important in its stock selection process: current as well as future levels of profitability, book value, replacement cost of assets and free cash flow. The Adviser attempts to lessen price risk by not overpaying for earnings of even the best companies. Furthermore, investments tend to focus in areas viewed as temporarily out-of-favor, as evidenced by such factors as low price-to-normalized earnings ratios and price-to-book value ratios. Normalized earnings are used in an attempt to reduce the effect of one-time or extraordinary items that may distort the normal or anticipated recurring earnings from the operations of the company. The Fund may invest in all market capitalizations, however the Fund's investment approach has resulted in an emphasis on medium and smaller-sized companies.

The Adviser believes that the Fund's international exposure can yield valuable benefits to Fund shareholders by providing exposure to global companies that meet the Adviser's investment criteria. Much of this exposure to foreign business activity is expected to come from purchases of U.S.-domiciled companies with strong worldwide franchises, and from similarly strong companies whose principal offices are located in the U.S. but are domiciled in foreign countries. These foreign-domiciled companies will generally be in the developed countries represented by the MSCI World Index. The Fund may purchase shares and/or American Depository Receipts ("ADRs") of foreign-domiciled companies that meet the Adviser's usual investment criteria and where differences in accounting, disclosure, culture, management accessibility and trading do not put the Fund at a competitive disadvantage. No more than 30% of the Fund's total assets will be invested in the securities of foreign issuers.

The Fund relies on the professional judgment of its Adviser to make decisions about the Fund's portfolio securities. The Adviser's basic investment philosophy is to purchase securities on the basis of fundamental value and earnings expectations, rather than short-term stock market expectations.

The Fund may sell a portfolio holding when the holding's market price appreciates and approaches the Adviser's estimate of intrinsic value; the Adviser finds an opportunity to reallocate the Fund's assets to other investments with greater reward potential; or the original investment thesis no longer holds.

For temporary defensive purposes or in response to adverse market conditions, the Fund may, for varying periods, take larger than usual positions in cash or high-quality short-term debt securities (U.S. Government or government agency securities, obligations of domestic banks, prime commercial paper notes and repurchase agreements). As a result, the Fund may lag other funds during periods of market appreciation and you may not achieve your investment objectives during such periods.

Principal Investment Risks.

As with all mutual funds, your investment in the Fund may be worth more or less at any time than the price that you originally paid for it. There is also a possibility that the Fund will not achieve its investment objective or goal. This could happen because its strategy failed to produce the intended results or because the Adviser did not implement its strategy properly. The Fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC.

Risks Associated with Investing in Equities. As with all equity funds, the risks that could affect the value of the Fund's shares and the total return on your investment include the possibility that the equity securities, generally common stocks and/or ADRs of U.S. and foreign domiciled companies held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. The financial problems in global economies over the past several years, including the European sovereign debt crisis, may continue to cause high volatility in global financial markets and individual securities. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs or factors directly related to a specific company, such as decisions made by its management. Changes in interest rates may also have an impact on equity markets. These risks are greater for small and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

Risks Associated with Small and Medium-Sized Companies. The Fund's investment approach has resulted in an emphasis on medium and smaller-sized companies. Investing in smaller companies generally involves greater risk than investing in larger companies, and securities of smaller companies are often more volatile and less liquid. In addition, these companies often have shorter operating histories and are more reliant on key products or personnel than larger companies.

Risks Associated with Investing in Foreign Securities. When the Fund invests in foreign securities or U.S. companies with foreign exposures or operations, it will be subject to risks not typically associated with domestic securities. The value of the Fund's foreign exposures may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investment. Further, because the Fund may invest in securities denominated in foreign currencies, the Fund's securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities.

Risks Associated with Value Stocks. Value stocks, including those selected by the Adviser for the Fund, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down. In addition, the market may favor certain stocks (value stocks vs. growth stocks) and the Fund may hold investments that are out of favor. The Fund's value discipline often results in a portfolio of stocks that may differ materially from its benchmark index.

Although the Fund may not invest more than 5% of its total assets in the securities of any one issuer (except the U.S. Government) at the time of purchase, changes in market prices and the assets of the Fund may from time to time cause more than 5% of the Fund's total assets to be invested in the securities of a single company. Such relative concentration is likely to increase the volatility of the Fund's net asset value per share. If an adverse event depresses the value of a particular security, an investment in a security proves in retrospect to be inopportune because of other adverse developments or the vagaries of the markets, or company-specific events reduce the income or return generated from its securities, the Fund may be more susceptible to losses than a fund that invested in more companies.

Because of these and other risks, you could lose money by investing in the Fund.

Performance Information.

The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 calendar years compare with those of a broad-based securities market index. The chart and table reflect the reinvestment of dividends and other distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Russell 2500 Index consists of the 2,500 smallest companies in the Russell 3000 total capitalization universe. This index is considered a measure of small to mid-capitalization stock performance and is included as a broad-based comparison to the capitalization characteristics of the Fund's portfolio.

The year-to-date return for the Fund as of June 30, 2014 was 11.21%.

The Fund's highest/lowest quarterly results during this time period were:

Highest	27.56%	(Quarter ended 6/30/09)
Lowest	(29.33)%	(Quarter ended 12/31/08)

Average Annual Total Returns (for the periods ended December 31, 2013)
Average Annual Returns		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
FPA Capital Fund, Inc.		22.85%	21.04%	8.85%
FPA Capital Fund, Inc. After Taxes on Distributions	[1]	17.42%	19.88%	7.52%
FPA Capital Fund, Inc. After Taxes on Distributions and Sale of Fund Shares	[1]	17.35%	18.22%	7.24%
FPA Capital Fund, Inc. Russell 2500 (reflects no deductions for fees, expenses or taxes)		36.80%	21.77%	9.81%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor's tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Early withdrawal from a 401(k) account or an IRA could lead to taxation of the withdrawn amount as ordinary income and could be subject to an additional tax penalty.

Updated Performance Information. To obtain updated monthly performance information, please visit the Fund's website at www.fpafunds.com or call (800) 982-4372.